Operating Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Supplemental Cash Flow Information Abstract
Operating lease expenses	$ 376,211	$ 289,770